CAPITAL MANAGEMENT AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2025
CAPITAL MANAGEMENT AND FINANCIAL RISK.
CAPITAL MANAGEMENT AND FINANCIAL RISK

22.CAPITAL MANAGEMENT AND FINANCIAL RISK

Capital Management

The Company’s capital includes the Convertible Notes and share equity. The Company has invested this capital in cash, cash equivalents, investments in debt instruments, investments in equity instruments, the current portion of debt obligations and the Convertible Notes. The Company’s primary objective with respect to its capital management is to ensure that it has sufficient capital to maintain its ongoing operations, to provide returns to shareholders and benefits for other stakeholders, and to pursue growth opportunities.

Long-term planning, annual budgeting and controls over major investment decisions are the primary tools used to manage the Company’s capital. The Company’s cash is managed centrally and disbursed to the various business units based on a system of internal controls that require review and approval of significant expenditures by the Company’s key decision makers. Under the Company’s delegation of authority guidelines, significant debt obligations require the approval of the Board of Directors.

The Company monitors and reviews the composition of its net cash and investment position on an ongoing basis and adjusts its holdings as necessary to achieve the desired level of risk and/or to accommodate operating plans for the current and future periods. At December 31, 2025, total capital was $980,370,000, which consists of Convertible Notes of $612,164,000 and total equity of $368,370,000 (December 31, 2024 - $564,322,000).

The Company’s net cash and investment position is summarized below:

	At December 31	At December 31
(in thousands)	2025	2024

Net cash and investments:
Cash and cash equivalents	$465,918	$108,518
Equity instrument investments	17,912	8,047
Investments-uranium	190,276	231,088
Investments-debt instruments	11,768	13,000
Investments - capped call options	47,993	—
Debt obligations-current	(492)	(375)
Convertible Notes – face value	(473,511)	—
Net cash and investments	$259,864	$360,278

Financial Risk

The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may include credit risk, liquidity risk, currency risk, interest rate risk, commodity price risk, and equity price risk.

(a)Credit Risk

Credit risk is the risk of loss due to a counterparty’s inability to meet its obligations under a financial instrument that will result in a financial loss to the Company. The Company believes that the carrying amount of its cash and cash equivalents, trade and other receivables, restricted cash and investments, and investments in debt instruments represent its maximum credit exposure.

The maximum exposure to credit risk at the reporting dates is as follows:

	At December 31	At December 31
(in thousands)	2025	2024

Cash and cash equivalents	$465,918	$108,518
Trade and other receivables	5,332	3,075
Restricted cash and investments	11,830	11,624
Investments-debt instruments	11,768	13,000
	$494,848	$136,217

The Company limits the risk of holding cash and cash equivalents, and restricted cash and investments by dealing with credit worthy financial institutions. The majority of the Company’s normal course trade receivables balance relates to its joint operations and joint venture partners who have established credit worthiness with the Company through past dealings. Based on its historical credit loss experience, the Company has recorded an allowance for credit loss of $nil on its normal course trade receivables as at December 31, 2025 and December 31, 2024.

The Company’s Mongolia Sale Receivable is accounted for at fair value and is assessed as having a fair value of $nil using Level 3 inputs as at December 31, 2025 (December 31, 2024 - $nil). Refer to note 23 for further information.

(b)Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulties in meeting obligations associated with its financial liabilities as they become due. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there is sufficient committed capital to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents and equity investments, its financial covenants, and its access to credit and capital markets, if required.

The maturities of the Company’s financial liabilities at December 31, 2025 are as follows:

	Within 1	1 to 5	More than
(in thousands)	Year	Years	5 years

Accounts payable and accrued liabilities (note 10)	$33,557	—	—
Interest on Convertible Notes (note 14)	7,645	100,622	14,255
Debt obligations (note 13)	451	2,026	570
Convertible Notes (note 14)	—	—	473,511
	$41,653	102,648	488,336

(c)Currency Risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company predominantly operates in Canada and incurs the majority of its operating and capital costs in Canadian dollars.

As the prices of uranium are quoted in U.S. currency, fluctuations in the Canadian dollar relative to the U.S. dollar can significantly impact the valuation of the Company’s holdings of physical uranium from a Canadian dollar perspective.

The Company is also exposed to some foreign exchange risk on its net U.S dollar financial liability position, which is comprised of the Convertible Notes and U.S. denominated accounts payable balances, partially offset by cash and cash equivalents held in U.S. dollars and the Capped Call options.

At December 31, 2025, the Company’s net U.S dollar financial liability and uranium investments were valued in Canadian dollars at $498,981,000 and $190,276,000, respectively. Taken together, the Company has a net liability of U.S. dollar denominated balances of US$224,922,000. The impact of the Canadian dollar strengthening or weakening (by 10%) relative to the U.S dollar of the Company’s net U.S dollar-denominated liabilities is as follows:

	Dec. 31’2025	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)

Currency risk
CAD weakens	1.3725	1.5097	$(30,870)
CAD strengthens	1.3725	1.2352	$30,870

Currently, the Company does not have any programs or instruments in place to hedge this possible currency risk.

(d)Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its liabilities through its outstanding borrowings and on its assets through its investments in the F3 debt instruments, and the embedded derivative in the Convertible Notes. The Company monitors its exposure to interest rates and has not entered into any derivative contracts to manage this risk. The sensitivity analysis below illustrates the impact of interest rate risk at December 31, 2025:

		100 Basis point	100 Basis point
Absolute change	Base	increase	decrease

Embedded Derivatives-Convertible Notes (note 14)
Credit spread	10.485%	11.485%	9.485%
Fair value (in thousands)	$316,444	318,817	313,945

F3 debt instruments (note 6)
Credit spread	20.4%	21.4%	19.4%
Fair value (in thousands)	$11,768	11,558	11,983

(e)Commodity Price Risk

The Company’s uranium holdings are directly tied to the spot price of uranium. At December 31, 2025, a 10% increase in the uranium spot price would have increased the value of the Company’s holdings of physical uranium by $19,028,000, while a 10% decrease would have decreased the value of the Company’s holdings of physical uranium by $19,028,000.

(f)Equity Price Risk

The Company is exposed to equity price risk on its investments in equity instruments of other publicly traded companies. At December 31, 2025, a 10% increase in the equity price should increase the value of the Company’s holdings of equity instruments by $1,308,000, while a 10% decrease would decrease the value of the Company’s holdings of equity instruments by $1,308,000.

The Company is also exposed to equity price risk on its embedded derivatives in the Convertible Notes (note 14), Capped Calls (note 14) and the F3 debt instruments (note 6) due to the underlying equity price of the invested company. The sensitivity analysis below illustrates the impact of equity price risk on the convertible debt instruments held by the Company:

Absolute change	At December 31,2025	10% increase	10% decrease

Equity price of Denison ($US)	$2.66	2.93	2.39
Embedded Derivative fair value (in thousands)	$316,444	352,814	280,154
Capped Calls (in thousands)	$30,154	32,624	27,615

Equity price of F3	$0.15	0.17	0.14
Debt instrument fair value (in thousands)	$11,768	11,940	11,624

Fair Value of Investments and Financial Instruments

IFRS requires disclosures about the inputs to fair value measurements, including their classification within a hierarchy that prioritizes the inputs to fair value measurement. The three levels of the fair value hierarchy are:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 - Inputs that are not based on observable market data.

The fair value of financial instruments which trade in active markets, such as share and warrant equity instruments, is based on quoted market prices at the balance sheet date. The quoted market price used to value financial assets held by the Company is the current closing price. Warrants that do not trade in active markets have been valued using the Black-Scholes pricing model. Debt instruments have been valued using the effective interest rate for the period that the Company expects to hold the instrument and not the rate to maturity.

Except as otherwise disclosed, the fair values of cash and cash equivalents, trade and other receivables, accounts payable and accrued liabilities, restricted cash and cash equivalents and debt obligations approximate their carrying values as a result of the short-term nature of the instruments, the variable interest rate associated with the instruments or the fixed interest rate of the instruments being similar to market rates.

During 2025 and 2024, there were no transfers between levels 1, 2 and 3 and there were no changes in valuation techniques.

The following table illustrates the classification of the Company’s financial assets and liabilities within the fair value hierarchy as at December 31, 2025 and December 31, 2024:

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2025	2024
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$465,918	$108,518
Trade and other receivables	Category B		5,332	3,075
Investments
Equity instruments-shares	Category A	Level 1	11,949	7,767
Equity instruments-warrants	Category A	Level 2	1,131	280
Investments-uranium	Category A	Level 2	190,276	231,088
Debt instruments	Category A	Level 3	11,768	13,000
Capped call options	Category A	Level 3	47,993	—
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		3,858	3,652
Credit facility pledged assets	Category B		7,972	7,972
			$746,197	$375,352

Financial Liabilities:
Account payable and accrued liabilities	Category C		41,202	21,333
Debt obligations	Category C		2,280	2,414
Convertible Notes(2)	Category A/C	Level 2	639,526	—
			$683,008	$23,747
(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.
(2)	The Convertible Notes Embedded Derivatives are Category A and the Convertible Notes host liability is Category C. The fair value of the Convertible Notes is based on the last traded price in December 2025.

Investments in uranium are categorized in Level 2. Investments in uranium are measured at fair value at each reporting period based on the month-end spot price for uranium published by UxC and converted to Canadian dollars during the period-end indicative foreign exchange rate. The Capped Call options are categorized as Level 3, as there are significant inputs that are unobservable. The Convertible note Embedded Derivatives are categorized as Level 2, due to the use of a valuation model based on market observable inputs.